Share-based compensation - Equity Incentive Plan, 2007 Long Term Incentive Plan, 2015 Long Term Incentive Plan and 2014 Restricted Stock Unit Plan and 2020 Restricted Stock Unit Plan (Details)									1 Months Ended					12 Months Ended
	Dec. 31, 2019 shares	Aug. 30, 2019 USD ($)	Dec. 31, 2018 shares	Apr. 18, 2016 shares	Jul. 29, 2015 USD ($) employee $ / shares shares	Jul. 01, 2015 USD ($) employee $ / shares shares	Apr. 10, 2015 USD ($) shares	May 23, 2014 USD ($) shares	Jul. 30, 2018 USD ($)	Jul. 27, 2017 USD ($) shares	Apr. 18, 2016 USD ($)	Apr. 18, 2016	Nov. 30, 2007 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Jun. 30, 2020 shares	Jun. 30, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of shares repurchased | $																$ 2,920,216
2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted														0	0
2007 Plan [Member] | Service Condition Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan													36 months
2007 Plan [Member] | Minimum [Member] | Service Condition Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options granted | $ / shares													$ 1.085
Weighted-average fair value of options granted | $ / shares													$ 0.36
2007 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares authorized													10,000,000
2007 Plan [Member] | Maximum [Member] | Service Condition Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options granted | $ / shares													$ 1.81
Weighted-average fair value of options granted | $ / shares													$ 0.61
2014 RSU Plan [member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan		3 years					3 years	3 years	3 years	3 years		3 years
Value of shares repurchased | $		$ 2,912,539					$ 3,259,998	$ 7,042,725	$ 3,976,660	$ 3,485,952	$ 4,003,999
Shares repurchased	1,438,076		1,732,466	1,614,220			2,076,964	4,234,884		0
Weighted average grant-date fair value of restricted shares granted | $ / shares														$ 2.12	$ 2.12	$ 2.12
2014 RSU Plan [member] | Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares authorized								10,000,000
On July 27,2017 for 2014 RSU Plan [member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares repurchased			1,356,584
2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted														0	0
2015 Plan [Member] | Service Condition Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted					81,600	6,574,600
Option granted, number of employees | employee					1	22
Exercise price of options granted | $ / shares					$ 1.71	$ 1.71
Weighted-average fair value of options granted | $ / shares					$ 0.42	$ 0.48
Total expected compensation cost, net of expected forfeitures | $					$ 34,294	$ 3,165,867
Vesting period for plan					33 months	34 months
Stock options granted, expiration date					Jul. 29, 2025	Jul. 01, 2025
2015 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares authorized																		20,000,000
2020 RSU Plan [Member] | Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares authorized																	10,000,000